Summary of Significant Accounting Policies (Details) - Schedule of Reconciles Cash, Cash Equivalents, and Restricted Cash - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,786	$ 2,593	$ 4,409
Restricted cash	3,829	3,823	3,907
Total cash, cash equivalents, and restricted cash	$ 5,615	$ 6,416	$ 8,316